Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Equity Securities	$102,212	$306	$(31,604)	$70,914
Debt Securities:
U. S. government agencies	38,188,554	202,213	(39,706)	38,351,061
Municipals	10,212,376	250,269	(84,456)	10,378,189
Corporates	1,839,976	67,889	-	1,907,865
Government sponsored mortgage-backed securities	50,366,374	1,304,242	(398,001)	51,272,615
	$100,709,492	$1,824,919	$(553,767)	$101,980,644
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Equity Securities	$102,212	$-	$(39,950)	$62,262
Debt Securities:
U. S. government agencies	34,668,833	122,093	(64,264)	34,726,662
U. S. treasuries	2,037,168	5,469	-	2,042,637
Municipals	4,049,701	138,736	(44,038)	4,144,399
Government sponsored mortgage-backed securities	38,950,955	1,148,789	(10,826)	40,088,918
	$79,808,869	$1,415,087	$(159,078)	$81,064,878

Available-for-sale Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value
Within one year	$500,000	$500,675
1-5 years	12,082,163	12,224,858
5-10 years	30,436,756	30,567,166
After ten years	7,221,987	7,344,416
Government sponsored mortgage-backed securities not due on a single maturity date	50,366,374	51,272,615
	$100,607,280	$101,909,730

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Debt Securities:
Government sponsored mortgage-backed securities	$181,042	$12,440	$-	$193,482
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Debt Securities:
Government sponsored mortgage-backed securities	$218,571	$17,003	$-	$235,574

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2012

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$39,930	$(31,604)	$39,930	$(31,604)
U. S. government agencies	7,298,687	(39,706)	-	-	7,298,687	(39,706)
Municipals	2,648,047	(76,318)	538,300	(8,138)	3,186,347	(84,456)
Government sponsored mortgage-backed securities	19,596,531	(398,001)	-	-	19,596,531	(398,001)
	$29,543,265	$(514,025)	$578,230	$(39,742)	$30,121,495	$(553,767)
	December 31, 2011

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$26,316	$(4,361)	$35,946	$(35,589)	$62,262	$(39,950)
U. S. government agencies	21,351,961	(64,264)	-	-	21,351,961	(64,264)
Municipals	1,045,521	(44,038)	-	-	1,045,521	(44,038)
Government sponsored mortgage-backed securities	7,307,132	(10,826)	-	-	7,307,132	(10,826)
	$29,730,930	$(123,489)	$35,946	$(35,589)	$29,766,876	$(159,078)

Held to Maturity Maturities [Member]
Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value

Government sponsored mortgage-backed securities not due on a single maturity date	$181,042	$193,482